UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21636


              First Trust/Aberdeen Global Opportunity Income Fund
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2019 - June 30, 2020
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


BTA Bank JSC
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Ticker
Primary CUSIP             FDS0DDTA1
Meeting Date              29-Aug-19
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                                                                                         V0TE
                                                                          VOTE           AGAINST
PROPONENT    PROPOSAL TEXT                                                INSTRUCTION    MANAGEMENT
Management   Approve Consolidated and Standalone Financial Statements     Do Not Vote    No
Management   Approve Allocation of Income and Dividends                   Do Not Vote    No
Management   Ratify Auditor                                               Do Not Vote    No
Management   Receive Results of Shareholders Appeals on Actions of        Do Not Vote    No
             Company and Its Officials
Management   Amend Charter                                                Do Not Vote    No
Management   Amend Charter                                                Abstain        Yes

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                           INCOME FUND
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By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer


Date                       July 9, 2020
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* Print the name and title of each signing officer under his or her signature.